Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Operating Segments
Reportable segments

	For the year ended December 31, 2023
	Canada $	United States $	Global $	Consolidated $
Gross revenue from external customers	1,426.5	3,634.5	1,418.6	6,479.6
Less subconsultants and other direct expenses and net revenue inter-segment allocations	180.2	950.4	282.8	1,413.4
Total net revenue	1,246.3	2,684.1	1,135.8	5,066.2
Project margin	667.4	1,475.1	602.2	2,744.7

	For the year ended December 31, 2022
	Canada $	United States $	Global $	Consolidated $
Gross revenue from external customers	1,337.0	3,056.6	1,283.6	5,677.2
Less subconsultants and other direct expenses and net revenue inter-segment allocations.	186.2	790.0	243.8	1,220.0
Total net revenue	1,150.8	2,266.6	1,039.8	4,457.2
Project margin	611.0	1,254.1	552.2	2,417.3

Schedule of Non-Current Assets and Gross Revenue by Geographical Areas
The following tables disclose disaggregation of non-current assets by geographic area and revenue by geographic area and services:

Geographic information	Non-Current Assets		Gross Revenue
	December 31, 2023	December 31, 2022	For the year ended December 31,
			2023	2022
	$	$	$	$
Canada	606.7	618.4	1,426.5	1,337.0
United States	1,985.3	1,982.0	3,634.5	3,056.6
United Kingdom (revised)	205.4	202.2	411.6	348.1
Australia	398.2	421.2	453.3	459.3
Other global geographies (revised)	164.5	164.1	553.7	476.2
	3,360.1	3,387.9	6,479.6	5,677.2

Schedule of Gross Revenue by Services

Gross revenue by services	For the year ended December 31,
	2023	2022
	$	$
Infrastructure	1,723.7	1,597.6
Environmental Services	1,410.6	1,250.9
Water	1,368.9	1,137.2
Buildings	1,232.6	1,027.7
Energy & Resources	743.8	663.8
Total gross revenue from external customers	6,479.6	5,677.2